[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]

August 9, 2006

By EDGAR

Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filing Desk

Credit Suisse First Boston Mortgage Securities Corp.
Registration Statement on Form S-3/A relating to Conduit Mortgage and Manufactured Housing Pass-Through Certificates
Registration Statement No. 333-135481

Ladies and Gentlemen:

We have filed on behalf of our client, Credit Suisse First Boston Mortgage Securities Corp. (the “Registrant”), under EDGAR, the captioned registration statement on Form S-3/A.

The primary objectives of this filing are to add an additional amount and to combine such amount with the remaining amount registered under the Registrant’s existing registration statement No. 333-127872, and to indicate that the concentration of mortgage loans secured by commercial properties will be less than 10% of any mortgage pool.

We have been advised that payment of the filing fee, in the amount of $1,390,893.00 has been made to you by the Registrant on August 9, 2006.

If you require any additional information, please call the undersigned at (212) 912-8387.

Very truly yours,

/s/ Robert B. Olin

Robert B. Olin

Enclosures
cc: Sara Kalin
Division of Corporation Finance
Washington, D.C. 20549